Prepaid expenses, deposits and other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses Deposits And Other Assets [Abstract]
Prepaid expenses	$ 1,849	$ 1,546
Accounts receivable	2,112	0
Brokerage firm receivables	3,276	0
Deposits and other receivables	3,065	1,448
Prepaid expenses, deposits and other assets	$ 10,302	$ 2,994